Effect of the revision on the Condensed Consolidated Financial Statements for the three and six months ended June 30, 2023 - CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) (Details) - USD ($)
$ in Thousands
	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023
Cash flows from operating activities
Cash from operations	$ 151,596	$ 259,097	[1]	$ 244,580	$ 511,119	[1]
Net cash generated from operating activities	134,685	238,608	[1]	210,530	473,898	[1]
Cash flow from investing activities
Purchase of property, plant and equipment	(60,503)	(158,150)	[1]	(121,534)	(263,567)	[1]
Net cash used in investing activities	(58,427)	(256,869)	[1]	52,037	(445,118)	[1]
Cash and cash equivalents at end of period	$ 445,713	433,048	[1]	$ 445,713	433,048	[1]	$ 293,823
As previously reported
Cash flows from operating activities
Cash from operations		264,132			516,154
Net cash generated from operating activities		243,643			478,933
Cash flow from investing activities
Purchase of property, plant and equipment		(163,185)			(268,602)
Net cash used in investing activities		(261,904)			(450,153)
Cash and cash equivalents at end of period		433,048			433,048
Adjustments
Cash flows from operating activities
Cash from operations		(5,035)			(5,035)
Net cash generated from operating activities		(5,035)			(5,035)
Cash flow from investing activities
Purchase of property, plant and equipment		5,035			5,035
Net cash used in investing activities		$ 5,035			$ 5,035

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).